SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 United States USD ($)	Dec. 31, 2013 United States CNY	Dec. 31, 2013 Non United States CNY
Cash and Cash Equivalents [Line Items]
Cash held in non-US banks or financial institutions and United States					$ 0.96	6.30	140.70
Excess of FDIC insurance limits	0.2	1.5
Restricted cash related to products guaranty insurance	1.3	8.0
Depreciation methods of property, plant and equipment	straight-line method	straight-line method
Interest related to construction-in-progress capitalized	$ 0.8	4.7	$ 0.7	4.5